Loans to Third Pairties, Net (Details)				12 Months Ended
	Jul. 31, 2026 USD ($)	Jul. 31, 2026 CNY (¥)	Dec. 25, 2017 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Feb. 13, 2023 CNY (¥)	Sep. 27, 2018 CNY (¥)	Sep. 05, 2017 CNY (¥)
Loans to Third Pairties, Net [Line Items]
Interest rate			6.00%	6.00%
Repaid amount			¥ 218,937	$ 31,739
Balance amount			381,063	56,629
Loans payable, noncurrent				86,982
Interest rate								6.00%
Forecast [Member]
Loans to Third Pairties, Net [Line Items]
Repaid amount	$ 28,994	¥ 200,000
Beijing Chuangyouyi Education Technology Co.,Ltd [Member]
Loans to Third Pairties, Net [Line Items]
Loans payable, current			¥ 600,000	86,982
Beijing Dejinbao Mining Engineering Co., Ltd [Member]
Loans to Third Pairties, Net [Line Items]
Loans payable, noncurrent				$ 434,909			¥ 600,000	¥ 3,000,000
Distance Learning Loaned [Member]
Loans to Third Pairties, Net [Line Items]
Loans payable, current					$ 27,561	¥ 200,000